Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Revenue [Abstract]
Schedule of Revenue
	June 30, 2026	June 30, 2025
	$	$
	Unaudited

Sales of goods	1,725,624	1,450,561

Schedule of Major customers	Major customers
	For the period ended June 30, 2026 % of total income	For the period ended June 30, 2025 % of total income
A	82%	40%
B	-	22%
C	10%	18%

Schedule of Major customers	Income by geography
	For the period ended June 30, 2026	For the period ended June 30, 2025
	% of total income	% of total income
Israel	5%	30%
U.S. & Canada	82%	50%
Rest of the world	13%	20%